Dividend income (Tables)	12 Months Ended
Dec. 31, 2024
Dividend income [Abstract]
Summary of Dividend income
Dividend income for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Securities at FVTPL	~~W~~	144,869	121,347	152,990
Securities at FVOCI		32,700	60,139	86,107

	~~W~~	177,569	181,486	239,097